2. BASIS OF PREPARATION: Foreign Currency Translation: Schedule of Exchange Rates (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Exchange Rates
Currency Pair	Year-End Rate	Average Rate
USD/CAD	1.3726	1.3976
CAD/Euro	0.6204	0.6342
GBP/CAD	1.8491	1.8418
CAD/AED	2.6758	2.6280
TWD(NT$)/CAD	0.0437	0.0449
TRY/CAD	0.0318	0.0353